10. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	June 30,	December 31,
	2015	2014
	(unaudited)

Accrued expenses	$2,811	$2,564
Business and other tax payables	7,259	6,666
Salary payable	1,530	2,017
Temporary receipt of insurance premium	125	126
Temporary receipt of insurance claims	1,627	1,362
Deposits received	2,864	2,333
CeraVest security deposits	12,158	1,998
Interest payable	341	498
Other current liabilities	2,723	2,557
Total	$31,438	$20,121